Submission	Sep. 18, 2025
Submission [Line Items]
Central Index Key	0001422183
Registrant Name	FS KKR Capital Corp
Registration File Number	333-282226
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A